Related Party Balances And Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances And Transactions
NOTE 9:- RELATED PARTY BALANCES AND TRANSACTIONS

	December 31, 2020	June 30, 2021
		(Unaudited)
Trade Receivable	$1,146	$549

Long term deferred revenues	$3,473	$3,473

Trade Payables	$—	$47

a.	Balances with the related parties:

b.	Transactions with the related parties:

	Six Months Ended June 30		Three Months Ended June 30
	2020 (Unaudited)	2021 (Unaudited)	2020 (Unaudited)	2021 (Unaudited)
Revenues	$1,226	$1,151	$794	$749

Research & Development Expenses	$65	$47	$28	$40

During the three and six months ended June 30, 2021
 (unaudited),
the Company recognized revenue of $749 and $1,151, respectively, in revenues from the sale of services and goods to a shareholder.
During the three and six
months
ended June 30, 2020
 (unaudited),
the Company recognized revenue of $794 and $1,226, respectively, in revenues from the sale of services and goods to a shareholder.
As of December 31, 2020 and June 30
,
2021 (unaudited), the Company recorded receivables of $1,146 and $549
, respectively, from the same shareholder mentioned above in connection with the revenues earned, included as Trade Receivable on the accompanying consolidated balance sheets. The receivables are collected in the ordinary course of business (see note 3).
As of December 31, 2020,
and
June 30, 2021
 (unaudited),
the Company recorded deferred revenue of, $3,473 and $3,473, respectively, from the same shareholder mentioned above in connection with the revenues earned
.

NOTE 15:- RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances with the related parties:

	December 31,
	2020	2019
Trade Receivable	$1,146	$1,043

Long term deferred revenues	$3,500	$3,500

b.	Transactions with the related parties:

	Year ended December 31,
	2020	2019	2018
Revenues (net revenues)	$(12,014)	$1,002	$51

During the years ended December 31, 2018, 2019 and 2020 the Company earned $51, $1,002 and $(12,014) respectively, in revenues (net revenues) from the sale of services and goods to a shareholder (also refer to Note 2h).
As of December 31, 2018, December 31, 2019 and December 31, 2020, the Company recorded receivables of $35, $1,043 and $1,146, respectively from the same shareholder mentioned above in connection with the revenues earned, included as Trade Receivable on the accompanying consolidated balance sheets. The receivables were collected in the ordinary course of business.

As of December 31, 2018, December 31, 2019 and December 31, 2020, the Company recorded deferred revenue of $1.3 million, $3.5 million and $3.5 million, respectively, f
r
om the same shareholder mentioned above in connection with the revenues earned, included as Long Term Deferred Revenue on the accompanying consolidated balance sheets.